Derivative Instruments - Additional Information (Detail) lb in Millions		12 Months Ended
	Jun. 14, 2017 CAD ($)	Dec. 31, 2017 CAD ($) $ / lb lb	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Purchase of copper put options		$ 3,952,000	$ 3,777,000
Settlement of copper call option	$ 15,745	$ 15,745,000
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb		75
Purchase of copper put options		$ 3,952,000
Bottom of range [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity date		From the second quarter of 2017
Strike price | $ / lb		2.40
Top of range [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity date		To the second quarter of 2018
Strike price | $ / lb		2.80